Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Australia: 8.0%
203,733		AGL Energy Ltd.	$2,635,688	0.6
1,615,703		Alumina Ltd.	2,588,570	0.6
694,232		Aurizon Holdings Ltd.	2,767,452	0.6
698,019		AusNet Services	855,171	0.2
59,918		BHP Group Ltd.	1,480,608	0.3
609,244		Boral Ltd.	1,988,334	0.4
331,339		Coca-Cola Amatil Ltd.	2,384,296	0.5
203,723		Crown Resorts Ltd.	1,657,234	0.4
21,687		Macquarie Group Ltd.	1,922,384	0.4
85,107		Rio Tinto Ltd.	5,330,676	1.1
1,043,959		Scentre Group	2,769,677	0.6
124,037		Sonic Healthcare Ltd.	2,351,873	0.5
405,963		Stockland	1,246,993	0.3
532,995		Sydney Airport	2,892,135	0.6
1,277,569		Vicinity Centres	2,216,566	0.5
46,786		Washington H Soul Pattinson & Co. Ltd.	664,786	0.1
64,603		Woolworths Group Ltd.	1,625,646	0.3
			37,378,089	8.0

		Belgium: 0.4%
30,170		Colruyt S.A.	1,652,792	0.4

		China: 0.4%
534,000		BOC Hong Kong Holdings Ltd.	1,811,980	0.4

		Denmark: 3.4%
21,060		Carlsberg A/S	3,112,206	0.7
25,283		Coloplast A/S	3,041,946	0.7
47,004		H Lundbeck A/S	1,558,307	0.3
108,332		Novo Nordisk A/S	5,598,185	1.2
62,978		Pandora A/S	2,527,353	0.5
			15,837,997	3.4

		Finland: 3.4%
36,678		Elisa OYJ	1,890,928	0.4
90,092	(1)	Neste OYJ	2,980,671	0.6
73,245		Nokian Renkaat OYJ	2,064,519	0.4
292,099		Nordea Bank Abp	2,071,978	0.5
38,560		Orion Oyj	1,436,862	0.3
75,404		Sampo OYJ	2,995,984	0.6
86,493		UPM-Kymmene OYJ	2,554,029	0.6
			15,994,971	3.4

		France: 8.3%
67,556		Alstom SA	2,798,397	0.6
69,250		Bouygues SA	2,773,248	0.6
4,480		Covivio	474,169	0.1
41,381		Danone	3,644,923	0.8
13,695		Edenred	656,949	0.1
29,721		Eiffage SA	3,081,039	0.7
235,721		Engie SA	3,847,491	0.8
41,002		Eutelsat Communications	762,722	0.2
127,482		Getlink SE	1,914,249	0.4
37,441		Klepierre SA	1,271,518	0.3
88,582		Orange SA	1,386,485	0.3
19,243		Peugeot S.A.	480,283	0.1
68,686		Sanofi	6,362,599	1.4
19,127		Societe BIC S.A.	1,284,012	0.3
100,601		Societe Generale	2,755,683	0.6
26,677		Sodexo SA	2,994,900	0.6
30,196		Total SA	1,572,213	0.3
6,744		Vinci SA	726,460	0.1
			38,787,340	8.3

		Germany: 5.4%
3,157		Adidas AG	982,917	0.2
66,640		Aroundtown SA	545,078	0.1
52,779		BASF SE	3,690,219	0.8
25,251		Deutsche Boerse AG	3,938,136	0.8
71,730		Deutsche Lufthansa AG	1,138,729	0.3
111,427		Deutsche Post AG	3,713,343	0.8
188,385		Deutsche Telekom AG	3,159,794	0.7
13,888		Hannover Rueck SE	2,347,208	0.5
7,987		Muenchener Rueckversicherungs-Gesellschaft AG	2,063,033	0.4
17,501		Siemens AG	1,873,403	0.4
557,608		Telefonica Deutschland Holding AG	1,554,668	0.4
			25,006,528	5.4

		Hong Kong: 3.0%
258,000		CK Hutchison Holdings Ltd.	2,277,658	0.5
283,500		CLP Holdings Ltd.	2,979,837	0.6
142,600		Hang Seng Bank Ltd.	3,072,684	0.7
763,000		HKT Trust / HKT Ltd.	1,210,363	0.3
20,400		Jardine Matheson Holdings Ltd.	1,091,751	0.2
1,447,000		PCCW Ltd.	812,334	0.2
280,000		Power Assets Holdings Ltd.	1,879,595	0.4
229,000		Yue Yuen Industrial Holdings	625,647	0.1
			13,949,869	3.0

		Ireland: 0.1%
159,327		AIB Group PLC	472,640	0.1

		Israel: 1.7%
296,371	(2)	Bank Hapoalim BM	2,335,207	0.5
388,601		Bank Leumi Le-Israel BM	2,766,772	0.6
157,611		Israel Chemicals Ltd.	788,511	0.2
244,256		Israel Discount Bank Ltd.	1,073,552	0.2
37,826		Mizrahi Tefahot Bank Ltd.	939,916	0.2
			7,903,958	1.7

		Italy: 4.2%
66,080		Enel S.p.A.	493,573	0.1
244,230		ENI S.p.A.	3,733,012	0.8
1,548,066		Intesa Sanpaolo SpA	3,667,103	0.8
284,231		Mediobanca Banca di Credito Finanziario SpA	3,102,616	0.7
245,502	(3)	Poste Italiane SpA	2,790,654	0.6
56,838		Recordati S.p.A.	2,437,721	0.5
583,692		Snam SpA	2,948,372	0.6
88,820		Terna Rete Elettrica Nazionale SpA	570,467	0.1
			19,743,518	4.2

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: 25.2%
25,400		ABC-Mart, Inc.	$ 1,614,623	0.3
50,900		Alfresa Holdings Corp.	1,140,480	0.2
81,400	(1)	ANA Holdings, Inc.	2,742,329	0.6
50,900		Aozora Bank Ltd.	1,275,574	0.3
127,200		Canon, Inc.	3,401,605	0.7
91,600		Chugoku Electric Power Co., Inc.	1,178,792	0.3
916		Daiwa House REIT Investment Corp.	2,577,060	0.6
483,300		Daiwa Securities Group, Inc.	2,162,885	0.5
173,000		Pan Pacific International Holdings Corp.	2,896,434	0.6
71,400		Fuji Film Holdings Corp.	3,145,200	0.7
35,600		Hamamatsu Photonics KK	1,328,175	0.3
50,900		Itochu Corp.	1,054,324	0.2
86,500		Japan Airlines Co. Ltd.	2,569,000	0.6
255		Japan Prime Realty Investment Corp.	1,210,157	0.3
962		Japan Retail Fund Investment Corp.	2,033,879	0.4
157,700		Japan Tobacco, Inc.	3,455,150	0.7
106,800		Kakaku.com, Inc.	2,638,330	0.6
25,400		Kamigumi Co., Ltd.	576,987	0.1
56,000		Konami Holdings Corp.	2,712,843	0.6
254,700		Konica Minolta, Inc.	1,782,014	0.4
10,200		Kyocera Corp.	635,976	0.1
61,000		Kyushu Railway Co.	1,947,112	0.4
40,700		Lawson, Inc.	2,084,065	0.4
25,400		Maruichi Steel Tube Ltd.	674,612	0.1
20,500		McDonald's Holdings Co. Japan Ltd.	992,966	0.2
82,600		Medipal Holdings Corp.	1,843,817	0.4
35,600		MEIJI Holdings Co., Ltd.	2,604,042	0.6
133,600	(1)	Mitsubishi Corp.	3,289,621	0.7
76,600		Mitsubishi Heavy Industries Ltd.	3,011,024	0.6
216,200		Mitsui & Co., Ltd.	3,551,391	0.8
96,700		MS&AD Insurance Group Holdings, Inc.	3,143,152	0.7
76,400		NEC Corp.	3,230,690	0.7
814		Nippon Prologis REIT, Inc.	2,232,063	0.5
410		Nippon Building Fund, Inc.	3,150,092	0.7
40,800		Nippon Electric Glass Co., Ltd.	912,271	0.2
45,800		Nippon Steel Corp.	641,765	0.1
137,400		Nissan Motor Co., Ltd.	857,837	0.2
142,400	(1)	NTT DoCoMo, Inc.	3,636,132	0.8
10,200		Oracle Corp. Japan	889,197	0.2
40,800		ORIX Corp.	610,327	0.1
30,500		Otsuka Corp.	1,220,657	0.3
238,900		Ricoh Co., Ltd.	2,161,398	0.5
30,500		Sankyo Co., Ltd.	1,049,548	0.2
179,900		Seiko Epson Corp.	2,555,381	0.6
152,600		Sekisui House Ltd.	3,011,131	0.6
81,800		Seven & I Holdings Co., Ltd.	3,135,008	0.7
218,700	(1)	Softbank Corp.	2,963,316	0.6
121,300		Subaru Corp.	3,430,377	0.7
218,000		Sumitomo Corp.	3,412,891	0.7
70,400		Sumitomo Mitsui Financial Group, Inc.	2,419,093	0.5
40,700		Sundrug Co., Ltd.	1,284,222	0.3
20,400		Suzuken Co., Ltd.	1,098,124	0.2
106,500		Teijin Ltd.	2,055,667	0.4
40,800		Toyo Suisan Kaisha Ltd.	1,638,394	0.4
928		United Urban Investment Corp.	1,777,822	0.4
35,600		West Japan Railway Co.	3,012,156	0.6
			117,659,178	25.2

		Luxembourg: 0.2%
20,260		RTL Group SA	974,130	0.2

		Netherlands: 6.3%
132,452	(3)	ABN AMRO Bank NV	2,333,336	0.5
195,868		ING Groep NV	2,046,187	0.5
464,533		Koninklijke KPN NV	1,447,695	0.3
80,681		NN Group NV	2,859,231	0.6
21,671		Randstad NV	1,063,964	0.2
353,147		Royal Dutch Shell PLC - Class A	10,357,027	2.2
91,669		Unilever NV	5,504,505	1.2
49,421		Wolters Kluwer NV	3,606,018	0.8
			29,217,963	6.3

		New Zealand: 0.1%
249,317		Spark New Zealand Ltd.	688,636	0.1

		Norway: 1.0%
122,233		Mowi ASA	2,823,240	0.6
211,320		Orkla ASA	1,922,868	0.4
			4,746,108	1.0

		Singapore: 2.4%
916,500		ComfortDelgro Corp., Ltd.	1,592,381	0.4
25,400		Jardine Cycle & Carriage Ltd.	551,656	0.1
132,400		SATS Ltd.	464,263	0.1
148,700		Singapore Airlines Ltd.	983,543	0.2
335,700		Singapore Exchange Ltd.	2,059,532	0.4
1,446,700		Singapore Telecommunications Ltd.	3,246,008	0.7
446,700		Singapore Technologies Engineering Ltd.	1,241,701	0.3
40,700		Venture Corp. Ltd.	451,300	0.1
728,100		Yangzijiang Shipbuilding Holdings Ltd.	506,252	0.1
			11,096,636	2.4

		Spain: 2.8%
16,671	(3)	Aena SME SA	3,051,690	0.7
14,089		Amadeus IT Group SA	1,009,503	0.2
94,500		Enagas	2,184,517	0.5
115,819		Endesa S.A.	3,046,711	0.6
116,935		Ferrovial SA - FERE	3,378,642	0.7
29,708		Repsol SA	463,327	0.1
			13,134,390	2.8

		Sweden: 0.8%
207,756		Swedbank AB	2,992,039	0.6
21,790		Swedish Match AB	901,191	0.2
			3,893,230	0.8

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland: 8.1%
865	Givaudan	$ 2,414,235	0.5
6,710	Kuehne & Nagel International AG	987,394	0.2
121,161	Nestle SA	13,140,461	2.8
83,236	Novartis AG	7,223,802	1.5
33,491	Roche Holding AG	9,751,397	2.1
11,700	Zurich Insurance Group AG	4,481,193	1.0
		37,998,482	8.1

	United Kingdom: 13.5%
96,298	Admiral Group PLC	2,504,165	0.5
386,999	(3) Auto Trader Group PLC	2,425,567	0.5
634,295	Aviva PLC	3,113,856	0.7
464,347	BAE Systems PLC	3,251,940	0.7
473,083	Barclays PLC	871,652	0.2
350,346	Barratt Developments PLC	2,788,966	0.6
1,322,373	BT Group PLC	2,900,498	0.6
91,378	Bunzl PLC	2,388,556	0.5
59,783	Coca-Cola European Partners PLC	3,314,968	0.7
155,524	Compass Group PLC	4,002,036	0.9
17,398	Diageo PLC	710,710	0.2
591,471	Direct Line Insurance Group PLC	2,182,228	0.5
386,820	Evraz PLC	2,226,359	0.5
298,029	GlaxoSmithKline PLC	6,388,103	1.4
99,424	Investec PLC - INVP - GBP	511,474	0.1
1,040,177	Legal & General Group PLC	3,174,939	0.7
901,352	Marks & Spencer Group PLC	2,041,526	0.4
36,579	Next PLC	2,780,555	0.6
111,046	Persimmon PLC	2,961,601	0.6
92,856	Relx PLC (GBP Exchange)	2,205,293	0.5
1,085,071	Royal Bank of Scotland Group PLC	2,765,712	0.6
76,306	Sage Group PLC/The	648,457	0.1
575,805	Taylor Wimpey PLC	1,142,927	0.2
57,993	Unilever PLC	3,485,475	0.7
954,680	WM Morrison Supermarkets PLC	2,350,626	0.5
		63,138,189	13.5

	Total Common Stock (Cost $457,709,308)	461,086,624	98.7

EXCHANGE-TRADED FUNDS: 0.5%
40,576	iShares MSCI EAFE ETF	2,645,961	0.5

	Total Exchange-Traded Funds (Cost $2,559,007)	2,645,961	0.5
RIGHTS: –%
	Australia: –%
20,935	(2) Harvey Norman Holdings Ltd.	–	–

	Total Rights (Cost $–)	–	–

	Total Long-Term Investments (Cost $460,268,315)	463,732,585	99.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
		Repurchase Agreements: 2.9%
3,140,312	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $3,140,518, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,203,118, due 10/25/19-07/15/61)	3,140,312	0.7
3,140,312	(4)	Citadel Securities LLC, Repurchase Agreement dated 09/30/19, 2.39%, due 10/01/19 (Repurchase Amount $3,140,518, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $3,203,331, due 10/15/19-09/09/49)	3,140,312	0.7
3,140,312	(4)	Guggenheim Securities LLC, Repurchase Agreement dated 09/30/19, 2.42%, due 10/01/19 (Repurchase Amount $3,140,520, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $3,203,119, due 08/15/22-06/20/69)	3,140,312	0.6

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
928,828	(4) National Bank Financial, Repurchase Agreement dated 09/30/19, 1.91%, due 10/01/19 (Repurchase Amount $928,877, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $947,405, due 10/01/19-02/15/40)	$928,828	0.2
3,140,312	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $3,140,516, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,203,118, due 10/15/19-09/01/49)	3,140,312	0.7
		13,490,076	2.9

	Total Short-Term Investments (Cost $13,490,076)	13,490,076	2.9

	Total Investments in Securities (Cost $473,758,391)	$477,222,661	102.1
	Liabilities in Excess of Other Assets	(9,982,581)	(2.1)
	Net Assets	$467,240,080	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Represents securities purchased with cash collateral received for securities on loan.

Sector Diversification	Percentage of Net Assets
Financials	17.5%
Industrials	16.9
Consumer Staples	13.0
Health Care	10.7
Consumer Discretionary	8.9
Communication Services	7.4
Materials	5.7
Information Technology	5.0
Utilities	4.8
Real Estate	4.6
Energy	4.2
Exchange-Traded Funds	0.5
Short-Term Investments	2.9%
Liabilities in Excess of Other Assets	(2.1)
Net Assets	100.0%

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$37,378,089	$–	$37,378,089
Belgium	–	1,652,792	–	1,652,792
China	–	1,811,980	–	1,811,980
Denmark	–	15,837,997	–	15,837,997
Finland	1,890,928	14,104,043	–	15,994,971
France	2,994,900	35,792,440	–	38,787,340
Germany	2,537,585	22,468,943	–	25,006,528
Hong Kong	–	13,949,869	–	13,949,869
Ireland	–	472,640	–	472,640
Israel	–	7,903,958	–	7,903,958
Italy	–	19,743,518	–	19,743,518
Japan	2,033,879	115,625,299	–	117,659,178
Luxembourg	–	974,130	–	974,130
Netherlands	–	29,217,963	–	29,217,963
New Zealand	–	688,636	–	688,636
Norway	–	4,746,108	–	4,746,108
Singapore	–	11,096,636	–	11,096,636
Spain	–	13,134,390	–	13,134,390
Sweden	–	3,893,230	–	3,893,230
Switzerland	–	37,998,482	–	37,998,482
United Kingdom	3,314,968	59,823,221	–	63,138,189
Total Common Stock	12,772,260	448,314,364	–	461,086,624
Exchange-Traded Funds	2,645,961	–	–	2,645,961
Rights	–	–	–	–
Short-Term Investments	–	13,490,076	–	13,490,076
Total Investments, at fair value	$15,418,221	$461,804,440	$–	$477,222,661
Other Financial Instruments+
Forward Foreign Currency Contracts	–	67	–	67
Total Assets	$15,418,221	$461,804,507	$–	$477,222,728
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(9)	$–	$(9)
Total Liabilities	$–	$(9)	$–	$(9)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2019, the following forward foreign currency contracts were outstanding for Voya International High Dividend Low Volatility Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 22,269	GBP 18,057	The Bank of New York Mellon	10/01/19	$67
USD 65,454	JPY 7,078,104	The Bank of New York Mellon	10/02/19	(9)
USD 622	JPY 67,274	The Bank of New York Mellon	10/02/19	–
				$58

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Currency Abbreviations

GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $473,932,322.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$31,031,763
Gross Unrealized Depreciation	(27,878,243)
Net Unrealized Appreciation	$3,153,520